Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2025
Earnings Per Share (EPS) [Abstract]
Earnings per share (EPS)
24.	Earnings per share (EPS)

Basic earnings per share amounts are calculated by dividing the profit for the year by the weighted average number of common shares and investment shares outstanding during the year.

The Group does not have potential common shares with a dilutive effect as of December 31, 2025, 2024 and 2023.

The calculation of basic earnings per share is shown below:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Numerator
Net profit attributable to the owners of the Holding Company	154,205	198,875	168,900
Denominator
Weighted average number of common and investment shares (thousands)	428,107	428,107	428,107
Basic profit for common and investment shares	0.36	0.46	0.39

There have been no other transactions involving common shares or investment shares between the reporting date and the date of the authorization of these consolidated financial statements.